Other comprehensive income - Items may be reclassified: debt and equity instruments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Gain from revaluation of goodwill	€ 144
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	2,051	€ 828
Financial assets at fair value through comprehensive income	118,062	121,091
Impairment loss (reversal)	4,368
Debt Securities Plus Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	2,191
Revaluation losses	(140)
Net revaluation gains/(losses)	2,051
Financial assets at fair value through comprehensive income	115,273
Revaluation gains		1,181
Revaluation losses		(353)
Net revaluation gains/(losses)		828
Financial assets available-for-sale		118,420
Government debt securities and debt instruments issued by central banks | SPAIN
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	717
Revaluation losses	(4)
Net revaluation gains/(losses)	713
Financial assets at fair value through comprehensive income	29,002
Revaluation gains		323
Revaluation losses		(3)
Net revaluation gains/(losses)		320
Financial assets available-for-sale		38,550
Government debt securities and debt instruments issued by central banks | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	679
Revaluation losses	(32)
Net revaluation gains/(losses)	647
Financial assets at fair value through comprehensive income	20,039
Revaluation gains		373
Revaluation losses		(55)
Net revaluation gains/(losses)		318
Financial assets available-for-sale		17,494
Government debt securities and debt instruments issued by central banks | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	715
Revaluation losses	(42)
Net revaluation gains/(losses)	673
Financial assets at fair value through comprehensive income	44,820
Revaluation gains		448
Revaluation losses		(117)
Net revaluation gains/(losses)		331
Financial assets available-for-sale		42,599
Private-sector debt securities
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	80
Revaluation losses	(62)
Net revaluation gains/(losses)	18
Financial assets at fair value through comprehensive income	21,412
Revaluation gains		37
Revaluation losses		(178)
Net revaluation gains/(losses)		(141)
Financial assets available-for-sale		19,777
Debt instruments asset
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through comprehensive income	111,891	116,819
Equity instruments
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through comprehensive income	2,789	€ 2,671
Financial assets at fair value through other comprehensive income, category
Financial assets at fair value through other comprehensive income [abstract]
Impairment loss (reversal)	€ 6